MUZINICH LOW DURATION FUND

SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 77.9%
Aerospace/Defense: 0.4%
	Rolls-Royce PLC
EUR 3,000,000	0.875%, 5/9/24	$2,694,326

Airlines: 3.5%
	Air France-KLM
EUR 1,300,000	3.875%, 7/1/26	1,042,593
	American Airlines Inc/AAdvantage Loyalty IP Ltd
2,045,000	5.500%, 4/20/26	1,924,008
	Cathay Pacific MTN Financing HK Ltd
1,940,000	4.875%, 8/17/26	1,765,352
	Delta Air Lines Inc
1,050,000	3.800%, 4/19/23	1,040,844
1,110,000	7.000%, 5/1/25 [1]	1,118,493
	Delta Air Lines Inc / SkyMiles IP Ltd
2,360,000	4.500%, 10/20/25	2,292,370
	Deutsche Lufthansa AG
EUR 400,000	1.625%, 11/16/23	377,813
EUR 1,400,000	3.000%, 5/29/26	1,159,093
EUR 1,000,000	2.875%, 5/16/27	768,734
EUR 1,200,000	3.750%, 2/11/28	931,556
	easyJet PLC
EUR 700,000	1.750%, 2/9/23	682,088
EUR 3,398,000	1.125%, 10/18/23	3,221,120
	Korean Air Lines Co Ltd
900,000	4.750%, 9/23/25	895,840
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd
1,258,750	6.500%, 6/20/27	1,230,145
	Singapore Airlines Ltd
1,100,000	3.000%, 7/20/26	1,031,763
	Wizz Air Finance Co BV
EUR 2,300,000	1.350%, 1/19/24	2,102,294
EUR 625,000	1.000%, 1/19/26	491,855
		22,075,961
Automotive & Auto Parts: 6.4%
	Clarios Global LP / Clarios US Finance Co
EUR 1,500,000	4.375%, 5/15/26	1,303,666
	Faurecia SE
EUR 1,100,000	2.625%, 6/15/25	946,098
EUR 1,100,000	2.750%, 2/15/27	832,432
	FCA Bank SPA
EUR 1,750,000	0.125%, 11/16/23	1,654,091
	FCE Bank PLC
EUR 2,300,000	1.615%, 5/11/23	2,223,390
	Ford Motor Credit Co LLC
1,000,000	4.140% (3 Month LIBOR USD + 1.235%), 2/15/23 [1]	995,250
600,000	3.810%, 1/9/24	581,313
EUR 850,000	3.250%, 9/15/25	756,704
3,650,000	3.375%, 11/13/25	3,230,658
	General Motors Financial Co Inc
1,150,000	5.100%, 1/17/24	1,146,712
EUR 2,200,000	2.200%, 4/1/24	2,098,372
GBP 600,000	2.250%, 9/6/24	611,917
1,170,000	4.350%, 4/9/25	1,131,417
	Genuine Parts Co
200,000	1.750%, 2/1/25	184,854
	Harley-Davidson Financial Services Inc
EUR 700,000	3.875%, 5/19/23	686,803
EUR 500,000	0.900%, 11/19/24	463,559
	Hyundai Capital America
1,825,000	1.650%, 9/17/26	1,540,516
	IHO Verwaltungs GmbH
EUR 800,000	3.625% Cash or 4.000% PIK, 5/15/25 PIK	689,952
EUR 700,000	3.750% Cash or 5.000% PIK, 9/15/26 PIK	567,541
	Jaguar Land Rover Automotive PLC
EUR 900,000	2.200%, 1/15/24	788,060
1,100,000	7.750%, 10/15/25	975,067
EUR 625,000	4.500%, 7/15/28	400,167
	Kia Corp
650,000	1.000%, 4/16/24	609,918
1,030,000	2.375%, 2/14/25	958,401
	Nissan Motor Co Ltd
1,894,000	3.043%, 9/15/23	1,842,253
1,500,000	3.522%, 9/17/25	1,381,097
EUR 700,000	2.652%, 3/17/26	631,828
	RCI Banque SA
EUR 1,090,000	0.830% (3 Month EURIBOR + 0.570%), 11/4/24 [1]	1,046,192
EUR 1,100,000	1.416% (3 Month EURIBOR + 0.580%), 3/12/25 [1]	1,051,495
EUR 1,350,000	0.500%, 7/14/25	1,183,567
	Schaeffler AG
EUR 1,100,000	2.750%, 10/12/25	982,670
	Stellantis NV
1,000,000	5.250%, 4/15/23	1,000,065
	VOLKSWAGEN BK GMBH
EUR 4,900,000	1.875%, 1/31/24 [3,5,6]	4,688,861
	Volkswagen Financial Services NV
GBP 300,000	1.125%, 9/18/23	318,248
GBP 300,000	0.875%, 2/20/25	289,541
	ZF Finance GmbH
EUR 1,500,000	3.000%, 9/21/25	1,306,806
		41,099,481
Banking: 15.0%
	Abanca Corp Bancaria SA
EUR 500,000	4.625% (5 Year Swap Rate EUR + 5.014%), 4/7/30 [1,7]	445,922
	ABN AMRO Bank NV
500,000	4.750%, 7/28/25	481,571
4,200,000	4.400% (5 Year Swap Rate USD + 2.197%), 3/27/28 [1,7]	4,130,448
	AHB Sukuk Co Ltd
700,000	4.375%, 9/19/23	695,569
	AIB Group PLC
EUR 1,700,000	1.875% (5 Year Swap Rate EUR + 2.150%), 11/19/29 [1]	1,504,211
EUR 2,300,000	2.875% (5 Year Swap Rate EUR + 3.300%), 5/30/31 [1]	1,962,909
	Alpha Bank SA
EUR 1,325,000	3.000% (EUSA1 + 3.468%), 12/14/24 [1]	1,276,708
	Australia & New Zealand Banking Group Ltd
2,700,000	2.950% (5 Year CMT Rate + 1.288%), 7/22/30 [1,7]	2,456,258
	Banco Comercial Portugues SA
EUR 600,000	3.871% (5 Year Swap Rate EUR + 4.231%), 3/27/30 [1,7]	474,906
	Banco de Sabadell SA
EUR 2,000,000	5.375% (5 Year Swap Rate EUR + 5.100%), 12/12/28 [1,7]	1,927,396
EUR 900,000	2.500% (5 Year Swap Rate EUR + 2.950%), 4/15/31 [1,7]	710,088
	Bank of America Corp
1,100,000	4.000%, 1/22/25	1,065,766
450,000	3.841% (SOFR + 1.110%), 4/25/25 [1]	437,732
1,945,000	4.827% (SOFR + 1.750%), 7/22/26 [1]	1,900,553
900,000	4.376% (SOFR + 1.580%), 4/27/28 [1]	844,621
	Bank of Ireland Group PLC
EUR 1,050,000	2.375% (5 Year Swap Rate EUR + 2.800%), 10/14/29 [1,7]	943,416
	Barclays Bank PLC
1,400,000	7.625%, 11/21/22	1,400,110
	BBVA Bancomer SA
150,000	4.375%, 4/10/24	147,210
	BPCE SA
1,270,000	5.700%, 10/22/23	1,256,320
2,310,000	5.150%, 7/21/24	2,254,648
	Caixa Geral de Depositos SA
EUR 1,200,000	5.750% (5 Year Swap Rate EUR + 5.500%), 6/28/28 [1,7]	1,166,825
	CaixaBank SA
EUR 3,000,000	2.750% (5 Year Swap Rate EUR + 2.350%), 7/14/28 [1,7]	2,866,576
EUR 3,000,000	2.250% (5 Year Swap Rate EUR + 1.680%), 4/17/30 [1,7]	2,628,408
	Citigroup Inc
900,000	4.140% (SOFR + 1.372%), 5/24/25 [1]	880,599
700,000	3.700%, 1/12/26	663,956
525,000	4.658% (SOFR + 1.887%), 5/24/28 [1]	500,200
	Commerzbank AG
500,000	8.125%, 9/19/23	493,000
EUR 3,400,000	4.000% (5 Year Swap Rate EUR + 4.350%), 12/5/30 [1,7]	3,036,052
	Commonwealth Bank of Australia
EUR 2,500,000	1.936% (5 Year Swap Rate EUR + 1.450%), 10/3/29 [1,7]	2,303,018
	Cooperatieve Rabobank UA
3,800,000	4.000% (5 Year Swap Rate USD + 1.892%), 4/10/29 [1,7]	3,632,844
	Danske Bank A/S
EUR 1,500,000	2.500% (5 Year Swap Rate EUR + 2.500%), 6/21/29 [1,7]	1,400,402
	Deutsche Bank AG
1,532,000	4.273% (3 Month LIBOR USD + 1.230%), 2/27/23 [1]	1,532,025
3,175,000	4.296% (5 Year Swap Rate USD + 2.248%), 5/24/28 [1,7]	2,832,452
	HSBC Bank PLC
GBP 600,000	6.500%, 7/7/23	672,574
	ING Groep NV
3,300,000	4.700% (5 Year Swap Rate USD + 1.938%), 3/22/28 [1,7]	3,237,465
EUR 500,000	3.000% (5 Year Swap Rate EUR + 2.850%), 4/11/28 [1,7]	486,100
EUR 2,700,000	2.500% (5 Year Swap Rate EUR + 2.150%), 2/15/29 [1,7]	2,546,898
EUR 900,000	1.625% (5 Year Swap Rate EUR + 1.250%), 9/26/29 [1,7]	817,651
	Intesa Sanpaolo SPA
3,300,000	5.017%, 6/26/24	3,078,216
EUR 1,500,000	3.000% (3 Month EURIBOR + 1.900%), 9/26/24 [1]	1,455,369
EUR 1,000,000	4.375% (5 Year Swap Rate EUR + 4.750%), 7/12/29 [1,7]	955,838
	La Banque Postale SA
EUR 1,100,000	0.875% (5 Year Swap Rate EUR + 1.380%), 1/26/31 [1,7]	917,923
	Nationwide Building Society
EUR 550,000	2.000% (5 Year Swap Rate EUR + 1.500%), 7/25/29 [1,7]	504,970
	NatWest Group PLC
2,325,000	3.754% (5 Year CMT Rate + 2.100%), 11/1/29 [1,7]	2,148,924
	NBK SPC Ltd
750,000	1.625% (SOFR + 1.050%), 9/15/27 [1]	645,534
	Nova Ljubljanska Banka dd
EUR 2,100,000	6.000% (EUSA1 + 4.835%), 7/19/25 [1,7]	2,048,842
	Raiffeisen Bank International AG
EUR 900,000	4.125%, 9/8/25	870,891
EUR 1,000,000	1.500% (5 Year Swap Rate EUR + 2.150%), 3/12/30 [1,7]	797,407
	Santander UK PLC
3,480,000	5.000%, 11/7/23	3,452,752
	Skandinaviska Enskilda Banken AB
EUR 3,000,000	1.375% (5 Year Swap Rate EUR + 1.350%), 10/31/28 [1,3,5,6]	2,842,049
	Societe Generale SA
1,160,000	5.000%, 1/17/24	1,145,468
EUR 1,600,000	1.375% (5 Year Swap Rate EUR + 0.900%), 2/23/28 [1,7]	1,536,974
EUR 3,200,000	1.000% (5 Year Swap Rate EUR + 1.550%), 11/24/30 [1,7]	2,665,403
	Standard Chartered PLC
1,180,000	3.885% (3 Month LIBOR USD + 1.080%), 3/15/24 [1]	1,168,726
1,400,000	3.516% (5 Year CMT Rate + 1.850%), 2/12/30 [1,7]	1,284,248
	UniCredit SPA
EUR 1,600,000	4.875% (EUAMDB05 + 4.739%), 2/20/29 [1,7]	1,526,109
EUR 450,000	2.000% (5 Year Swap Rate EUR + 2.400%), 9/23/29 [1,7]	389,422
	Virgin Money UK PLC
GBP 2,200,000	7.875% (GUKG5 + 7.128%), 12/14/28 [1,7]	2,428,109
GBP 1,050,000	5.125% (GUKG5 + 5.250%), 12/11/30 [1,7]	1,041,700
	Volksbank Wien AG
EUR 2,800,000	2.750% (5 Year Swap Rate EURIBOR + 2.550%), 10/6/27 [1,7]	2,483,190
	Westpac Banking Corp
2,545,000	2.894% (5 Year CMT Rate + 1.350%), 2/4/30 [1,7]	2,342,559
		95,744,030
Broadcasting: 0.4%
	Pinewood Finance Co Ltd
GBP 500,000	3.250%, 9/30/25	480,114
	Warnermedia Holdings Inc
1,200,000	3.428%, 3/15/24	1,160,329
968,000	3.638%, 3/15/25	917,718
		2,558,161
Building Materials: 0.5%
	James Hardie International Finance DAC
EUR 1,355,000	3.625%, 10/1/26	1,203,367
922,000	5.000%, 1/15/28	836,434
	Standard Industries Inc
EUR 2,000,000	2.250%, 11/21/26	1,547,924
		3,587,725
Cable/Satellite TV: 1.4%
	CCO Holdings LLC / CCO Holdings Capital Corp
3,250,000	5.500%, 5/1/26	3,091,132
	CSC Holdings LLC
3,000,000	5.500%, 4/15/27	2,658,438
	Radiate Holdco LLC / Radiate Finance Inc
500,000	4.500%, 9/15/26	410,763
	United Group BV
EUR 1,000,000	4.446% (3 Month EURIBOR + 4.125%), 5/15/25 [1]	887,187
EUR 1,400,000	3.125%, 2/15/26	1,045,644
EUR 1,360,000	3.571% (3 Month EURIBOR + 3.250%), 2/15/26 [1]	1,134,759
		9,227,923
Capital Goods: 1.7%
	CNH Industrial NV
1,000,000	4.500%, 8/15/23	994,493
	Daimler Trucks Finance North America LLC
2,475,000	1.625%, 12/13/24	2,285,605
1,150,000	3.500%, 4/7/25	1,093,001
	Fortune Star BVI Ltd
EUR 753,000	4.350%, 5/6/23	470,880
	Parker-Hannifin Corp
1,300,000	3.650%, 6/15/24	1,272,353
EUR 1,500,000	1.125%, 3/1/25	1,366,561
	Schenck Process Holding GmbH/Darmstadt
EUR 800,000	5.375%, 6/15/23	766,133
	Traton Finance Luxembourg SA
EUR 500,000	0.125%, 11/10/24	454,270
	Westinghouse Air Brake Technologies Corp
2,525,000	4.400%, 3/15/24 [1]	2,479,657
		11,182,953
Chemicals: 1.0%
	Celanese US Holdings LLC
3,553,000	5.900%, 7/5/24	3,507,390
	CNAC HK Finbridge Co Ltd
250,000	3.375%, 6/19/24	242,480
240,000	4.875%, 3/14/25	237,724
	International Flavors & Fragrances Inc
600,000	1.230%, 10/1/25	526,323
	MEGlobal Canada ULC
350,000	5.000%, 5/18/25 [3,5,6]	342,837
	Sinochem Offshore Capital Co Ltd
950,000	1.000%, 9/23/24	877,203
	Syngenta Finance NV
900,000	4.441%, 4/24/23	894,997
		6,628,954
Consumer-Products: 0.5%
	GSK Consumer Healthcare Capital UK PLC
970,000	3.125%, 3/24/25	916,600
	GSK Consumer Healthcare Capital US LLC
381,000	3.375%, 3/24/27	346,108
	Kimberly-Clark de Mexico SAB de CV
1,791,000	3.250%, 3/12/25	1,702,765
		2,965,473
Containers: 0.6%
	Amcor Flexibles North America Inc
850,000	4.000%, 5/17/25	821,640
	Crown European Holdings SA
EUR 2,950,000	2.875%, 2/1/26	2,659,846
	Trivium Packaging Finance BV
EUR 500,000	4.071% (3 Month EURIBOR + 3.750%), 8/17/26 [1]	457,253
		3,938,739
Diversified Financial Services: 15.6%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1,520,000	4.500%, 9/15/23	1,499,430
815,000	1.150%, 10/29/23	774,784
1,801,000	3.150%, 2/15/24	1,731,351
3,275,000	1.650%, 10/29/24	2,995,814
2,039,000	2.450%, 10/29/26	1,723,320
	Air Lease Corp
2,560,000	2.200%, 1/15/27	2,171,792
	Aircastle Ltd
350,000	5.000%, 4/1/23	348,292
1,200,000	4.400%, 9/25/23	1,178,534
897,000	4.125%, 5/1/24	862,701
2,500,000	5.250%, 8/11/25 [1]	2,356,055
1,930,000	4.250%, 6/15/26	1,733,968
	AnaCap Financial Europe SA SICAV-RAIF
EUR 1,000,000	5.267% (3 Month EURIBOR + 5.000%), 8/1/24 [1]	845,148
	Ares Capital Corp
2,370,000	3.500%, 2/10/23	2,358,349
1,680,000	4.200%, 6/10/24	1,628,141
1,000,000	4.250%, 3/1/25	945,832
200,000	3.250%, 7/15/25	182,896
	Aviation Capital Group LLC
2,370,000	3.875%, 5/1/23	2,327,569
1,500,000	5.500%, 12/15/24	1,453,976
1,000,000	4.125%, 8/1/25	915,974
	Avolon Holdings Funding Ltd
700,000	5.125%, 10/1/23	688,588
2,130,000	5.500%, 1/15/26	2,006,291
	AXA Logistics Europe Master SCA
EUR 575,000	0.375%, 11/15/26	474,078
	BOC Aviation Ltd
460,000	2.750%, 12/2/23	447,993
	Bracken MidCo1 PLC
GBP 775,000	6.750% Cash or 7.000% PIK, 11/1/27 PIK	613,946
	Credit Suisse Group AG
EUR 300,000	1.002% (3 Month EURIBOR + 1.000%), 1/16/26 [1]	282,467
900,000	7.500% (5 Year Swap Rate USD + 4.598%), 12/29/49 [1,4,7]	829,507
450,000	6.250% (5 Year Swap Rate USD + 3.455%), 6/18/70 [1,4,7]	387,167
	DAE Funding LLC
3,300,000	1.550%, 8/1/24	3,018,361
1,492,000	2.625%, 3/20/25	1,369,655
	DAE Sukuk Difc Ltd
1,080,000	3.750%, 2/15/26	996,473
	doValue SPA
EUR 1,750,000	5.000%, 8/4/25	1,578,234
EUR 1,050,000	3.375%, 7/31/26	843,964
	Encore Capital Group Inc
EUR 1,750,000	4.875%, 10/15/25	1,603,609
GBP 775,000	5.375%, 2/15/26	769,380
	Garfunkelux Holdco 3 SA
EUR 2,870,000	6.750%, 11/1/25	2,188,854
GBP 500,000	7.750%, 11/1/25	438,244
EUR 300,000	6.517% (3 Month EURIBOR + 6.250%), 5/1/26 [1]	264,629
	Goldman Sachs Group Inc
2,400,000	3.000%, 3/15/24	2,333,741
	Hoist Finance AB
EUR 2,500,000	2.750%, 4/3/23	2,434,736
	HUARONG FIN 2019 CO Ltd
200,000	3.750%, 5/29/24 [3,5,6]	184,230
300,000	3.250%, 11/13/24 [3,5,6]	267,000
	Huarong Finance 2017 Co Ltd
2,000,000	4.013% (3 Month LIBOR USD + 1.150%), 11/7/22 [1]	1,996,413
	Huarong Finance 2019 Co Ltd
520,000	4.105% (3 Month LIBOR USD + 1.125%), 2/24/23 [1]	511,550
	HUARONG FINANCE II CO Ltd
400,000	5.500%, 1/16/25 [3,5,6]	360,500
	Huarong Universe Investment Holding Ltd
EUR 1,300,000	1.625%, 12/5/22	1,219,760
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
2,360,000	6.375%, 12/15/25	2,238,713
	ICBCIL Finance Co Ltd
1,000,000	4.005% (3 Month LIBOR USD + 1.100%), 5/15/23 [1]	1,000,400
	ICD Funding Ltd
3,450,000	4.625%, 5/21/24	3,419,423
	Intercontinental Exchange Inc
587,000	3.650%, 5/23/25	567,905
	Intrum AB
EUR 400,000	4.875%, 8/15/25	347,846
EUR 150,000	3.500%, 7/15/26	117,966
	IS Hong Kong Investment Ltd
1,000,000	2.900%, 12/30/22	995,558
	Jerrold Finco PLC
GBP 1,075,000	4.875%, 1/15/26	940,724
	LeasePlan Corp NV
EUR 400,000	0.250%, 9/7/26	333,110
	Macquarie Bank Ltd
2,100,000	4.875%, 6/10/25	2,053,369
	Mirae Asset Securities Co Ltd
500,000	2.125%, 7/30/23	487,655
1,180,000	2.625%, 7/30/25	1,086,356
	Mitsubishi HC Capital UK PLC
EUR 425,000	–%, 10/29/24 [6]	381,070
	Morgan Stanley
700,000	3.875%, 4/29/24	687,837
700,000	4.000%, 7/23/25	680,294
600,000	4.679% (SOFR + 1.669%), 7/17/26 [1]	584,805
	Navient Corp
2,750,000	6.125%, 3/25/24	2,681,690
	Nexi SPA
EUR 1,580,000	1.625%, 4/30/26	1,324,953
	Owl Rock Capital Corp
2,705,000	4.000%, 3/30/25	2,543,948
1,115,000	3.750%, 7/22/25	1,024,999
	Park Aerospace Holdings Ltd
2,000,000	4.500%, 3/15/23	1,988,601
2,320,000	5.500%, 2/15/24	2,266,596
	REC Ltd
800,000	5.250%, 11/13/23	799,193
1,300,000	3.375%, 7/25/24	1,253,326
200,000	3.500%, 12/12/24	191,152
200,000	2.250%, 9/1/26	173,811
840,000	2.750%, 1/13/27	735,170
	Sherwood Financing PLC
EUR 1,520,000	4.946% (3 Month EURIBOR + 4.625%), 11/15/27 [1]	1,320,795
	Shriram Transport Finance Co Ltd
900,000	4.150%, 7/18/25	799,976
	SoftBank Group Corp
750,000	3.125%, 1/6/25	679,688
1,475,000	4.000%, 7/6/26	1,237,156
	Synchrony Financial
3,750,000	4.875%, 6/13/25	3,622,473
	TP ICAP Finance PLC
GBP 406,000	5.250%, 1/26/24	432,876
	UBS AG
3,475,000	5.125%, 5/15/24	3,396,580
	UBS Group AG
960,000	7.000% (USSW5YF + 4.866%), 12/29/49 [1,4,7]	916,166
		99,455,476
Diversified Media: 0.3%
	Adevinta ASA
EUR 675,000	2.625%, 11/15/25	605,301
	Tencent Holdings Ltd
1,300,000	3.800%, 2/11/25	1,261,228
		1,866,529
Energy: 3.7%
	Archrock Partners LP / Archrock Partners Finance Corp
1,190,000	6.875%, 4/1/27	1,067,891
	Blue Racer Midstream LLC / Blue Racer Finance Corp
2,100,000	7.625%, 12/15/25	2,019,192
	Cheniere Corpus Christi Holdings LLC
2,220,000	7.000%, 6/30/24	2,257,294
	CrownRock LP / CrownRock Finance Inc
2,170,000	5.625%, 10/15/25	2,075,735
	Energean Israel Finance Ltd
2,100,000	4.500%, 3/30/24	1,979,250
	Energy Transfer LP
1,000,000	4.250%, 4/1/24	979,632
	Galaxy Pipeline Assets Bidco Ltd
1,582,381	1.750%, 9/30/27	1,440,489
	Perusahaan Gas Negara Tbk PT
1,499,000	5.125%, 5/16/24	1,477,208
	Plains All American Pipeline LP / PAA Finance Corp
2,176,000	4.650%, 10/15/25	2,100,513
	Ras Laffan Liquefied Natural Gas Co Ltd 3
407,150	5.838%, 9/30/27	409,845
617,250	6.332%, 9/30/27	629,801
	Sabine Pass Liquefaction LLC
1,130,000	5.750%, 5/15/24	1,134,965
	USA Compression Partners LP / USA Compression Finance Corp
1,180,000	6.875%, 9/1/27	1,074,331
	Wintershall Dea Finance BV
EUR 5,400,000	0.452%, 9/25/23	5,126,920
		23,773,066
Food & Drug Retail: 0.7%
	Bellis Acquisition Co PLC
GBP 575,000	3.250%, 2/16/26	486,331
	ELO SACA
EUR 2,300,000	2.625%, 1/30/24	2,203,894
	Quatrim SASU
EUR 1,000,000	5.875%, 1/15/24	918,891
	Roadster Finance DAC
EUR 800,000	1.625%, 12/9/29	709,516
		4,318,632
Food/Beverage/Tobacco: 2.4%
	Bright Food Singapore Holdings Pte Ltd
EUR 200,000	1.375%, 6/19/24	184,298
EUR 950,000	1.750%, 7/22/25	839,668
	Coca-Cola Europacific Partners PLC
1,600,000	1.500%, 1/15/27	1,372,116
	Coca-Cola Icecek AS
900,000	4.215%, 9/19/24	856,339
	Constellation Brands Inc
225,000	3.600%, 5/9/24	220,451
175,000	4.350%, 5/9/27	168,199
	Herbalife Nutrition Ltd / HLF Financing Inc
275,000	7.875%, 9/1/25	247,259
	Kraft Heinz Foods Co
2,250,000	3.000%, 6/1/26	2,077,329
	Louis Dreyfus Co Finance BV
200,000	5.250%, 6/13/23 [6]	199,496
EUR 1,825,000	2.375%, 11/27/25	1,689,195
	Olam International Ltd
400,000	4.375%, 1/9/23	398,800
	Sigma Alimentos S.A. de CV
850,000	4.125%, 5/2/26	766,662
	Sigma Alimentos SA de CV
EUR 2,150,000	2.625%, 2/7/24	2,042,884
	Sysco Corp
EUR 1,600,000	1.250%, 6/23/23	1,544,142
	Viterra Finance BV
EUR 3,000,000	0.375%, 9/24/25	2,556,480
		15,163,318
Gaming: 1.8%
	Allwyn International AS
EUR 2,900,000	4.125%, 11/20/24	2,717,819
	Caesars Entertainment Inc
1,000,000	6.250%, 7/1/25	963,900
	Cirsa Finance International SARL
EUR 275,980	6.250%, 12/20/23	264,388
	Gamma Bidco SPA
EUR 1,500,000	5.125%, 7/15/25	1,326,952
	International Game Technology PLC
EUR 2,400,000	3.500%, 6/15/26	2,102,058
	MGM Resorts International
1,250,000	6.750%, 5/1/25	1,232,832
	Playtech PLC
EUR 3,000,000	4.250%, 3/7/26	2,674,556
		11,282,505
Healthcare: 1.8%
	GN Store Nord AS
EUR 760,000	0.750%, 12/6/23	719,847
EUR 2,070,000	0.875%, 11/25/24	1,832,945
	HCA Inc
1,980,000	5.875%, 2/15/26	1,961,723
	MPT Operating Partnership LP / MPT Finance Corp
GBP 510,000	2.550%, 12/5/23	529,376
EUR 300,000	3.325%, 3/24/25	275,227
GBP 1,300,000	2.500%, 3/24/26	1,156,266
	Tenet Healthcare Corp
3,000,000	4.875%, 1/1/26	2,791,785
	Teva Pharmaceutical Finance Netherlands II BV
EUR 775,000	3.750%, 5/9/27	642,157
	Teva Pharmaceutical Finance Netherlands III BV
1,815,000	2.800%, 7/21/23	1,756,357
		11,665,683
Homebuilders/Real Estate: 3.5%
	Akelius Residential Property AB
EUR 2,300,000	1.125%, 3/14/24	2,169,127
	American Tower Corp
EUR 1,000,000	0.450%, 1/15/27	831,807
	ARGAN SA
EUR 1,000,000	1.011%, 11/17/26	818,132
	Castellum AB
EUR 500,000	2.125%, 11/20/23	470,305
	CTP NV
EUR 2,233,000	0.625%, 11/27/23	2,064,133
EUR 400,000	0.500%, 6/21/25	338,649
	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 1,400,000	1.875%, 10/15/24	1,005,463
	DIC Asset AG
EUR 600,000	2.250%, 9/22/26	426,990
	Hammerson PLC
GBP 700,000	3.500%, 10/27/25	648,180
	HOWOGE Wohnungs-baugesellschaft mbH
EUR 300,000	–%, 11/1/24 [6]	273,773
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
1,430,000	5.250%, 10/1/25	1,317,473
	Lar Espana Real Estate Socimi SA
EUR 400,000	1.750%, 7/22/26	314,135
	Lennar Corp
1,500,000	5.875%, 11/15/24	1,513,556
	MasTec Inc
1,180,000	4.500%, 8/15/28	1,032,532
	NE Property BV
EUR 2,700,000	1.750%, 11/23/24	2,433,187
	Samhallsbyggnadsbolaget i Norden AB
EUR 650,000	1.750%, 1/14/25	532,417
	SBB Treasury Oyj
EUR 1,600,000	0.819% (3 Month EURIBOR + 0.550%), 2/8/24 [1]	1,339,591
	Service Properties Trust
1,500,000	4.500%, 6/15/23	1,466,107
	Tritax EuroBox PLC
EUR 600,000	0.950%, 6/2/26	494,135
	Trust Fibra Uno
350,000	5.250%, 12/15/24	334,075
350,000	5.250%, 1/30/26	317,199
	Vivion Investments SARL
EUR 1,000,000	3.000%, 8/8/24	891,130
	Webuild SPA
EUR 1,125,000	5.875%, 12/15/25	956,543
EUR 200,000	3.875%, 7/28/26	153,983
		22,142,622
Hotels: 1.7%
	Hyatt Hotels Corp
1,300,000	1.300%, 10/1/23	1,251,142
985,000	1.800%, 10/1/24	924,612
1,050,000	5.375%, 4/23/25	1,039,584
	Marriott International Inc
1,975,000	3.600%, 4/15/24	1,930,166
2,000,000	5.000%, 10/15/27	1,935,605
	Pterosaur Capital Co Ltd
EUR 2,000,000	1.000%, 9/25/24	1,811,281
	Whitbread Group PLC
GBP 2,000,000	3.375%, 10/16/25	1,987,260
		10,879,650
Insurance: 0.5%
	Galaxy Bidco Ltd
GBP 900,000	6.500%, 7/31/26	826,020
	Hiscox Ltd
GBP 1,900,000	2.000%, 12/14/22	2,108,679
	Rothesay Life PLC
GBP 450,000	8.000%, 10/30/25	497,004
		3,431,703
Leisure: 1.0%
	Carnival Corp
EUR 800,000	1.875%, 11/7/22	780,628
	CPUK Finance Ltd
GBP 375,000	3.588%, 2/28/42	379,084
GBP 510,000	6.500%, 8/28/50	519,379
	Expedia Group Inc
1,500,000	6.250%, 5/1/25	1,511,564
1,225,000	5.000%, 2/15/26	1,206,366
	Royal Caribbean Cruises Ltd
2,125,000	9.125%, 6/15/23	2,164,822
		6,561,843
Metals/Mining: 0.7%
	Gold Fields Orogen Holdings BVI Ltd
1,700,000	5.125%, 5/15/24	1,675,670
	Novelis Corp
3,000,000	3.250%, 11/15/26	2,527,545
		4,203,215
Paper: 0.2%
	Inversiones CMPC SA
1,000,000	4.375%, 5/15/23	995,212

Publishing/Printing: 0.1%
	Informa PLC
EUR 1,000,000	2.125%, 10/6/25	908,829

Quasi & Foreign Government: 0.7%
	African Export-Import Bank
1,620,000	4.125%, 6/20/24	1,561,097
	Eastern & Southern African Trade & Development Bank
2,800,000	4.875%, 5/23/24	2,640,820
	Emirates Development Bank PJSC
420,000	1.639%, 6/15/26	378,004
		4,579,921
Railroads: 0.4%
	Getlink SE
EUR 2,725,000	3.500%, 10/30/25	2,443,772

Services: 1.5%
	Aramark International Finance SARL
EUR 1,500,000	3.125%, 4/1/25	1,356,580
	Lincoln Financing SARL
EUR 1,080,000	3.625%, 4/1/24	1,026,062
	Loxam SAS
EUR 1,560,000	3.250%, 1/14/25	1,384,030
	Ocado Group PLC
GBP 575,000	3.875%, 10/8/26	473,078
	PeopleCert Wisdom Issuer PLC
EUR 1,500,000	5.750%, 9/15/26	1,309,097
	RAC Bond Co PLC
GBP 476,000	4.565%, 5/6/46	524,236
	Sabre GLBL Inc
1,380,000	7.375%, 9/1/25	1,237,873
	Techem Verwaltungsgesellschaft
EUR 1,500,000	2.000%, 7/15/25	1,291,882
	Verisure Holding AB
EUR 365,000	3.875%, 7/15/26	308,668
EUR 460,000	3.250%, 2/15/27	368,083
	Zenith Finco PLC
GBP 450,000	6.500%, 6/30/27	403,589
		9,683,178
Steel: 1.0%
	ArcelorMittal SA
EUR 2,200,000	2.250%, 1/17/24	2,107,699
EUR 2,550,000	4.875%, 9/26/26	2,464,763
	thyssenkrupp AG
EUR 2,100,000	2.875%, 2/22/24	1,937,925
		6,510,387
Super Retail: 0.7%
	AA Bond Co Ltd
GBP 985,000	4.875%, 7/31/43	1,042,681
	Lowe’s Cos Inc
366,000	3.350%, 4/1/27	339,654
	PVH Corp
EUR 765,000	3.625%, 7/15/24	743,889
	Travis Perkins PLC
GBP 2,000,000	4.500%, 9/7/23	2,151,471
		4,277,695
Technology: 1.4%
	ams-OSRAM AG
EUR 2,100,000	6.000%, 7/31/25	1,827,384
	Broadcom Inc
400,000	3.150%, 11/15/25	375,945
	Cellnex Finance Co SA
EUR 3,000,000	2.250%, 4/12/26	2,654,516
	Dell International LLC / EMC Corp
2,300,000	6.020%, 6/15/26	2,312,361
	Qorvo Inc
1,450,000	1.750%, 12/15/24	1,341,043
	Wipro IT Services LLC
800,000	1.500%, 6/23/26	698,206
		9,209,455
Telecommunications: 3.6%
	Altice Financing SA
EUR 1,500,000	2.250%, 1/15/25	1,297,130
	Bharti Airtel International Netherlands BV
206,000	5.350%, 5/20/24	205,899
	British Telecommunications PLC
EUR 2,400,000	0.875%, 9/26/23	2,302,357
	CK Hutchison Group Telecom Finance SA
EUR 1,750,000	0.375%, 10/17/23 [3,5,6]	1,664,854
	eircom Finance DAC
EUR 1,600,000	2.625%, 2/15/27	1,329,727
	Global Switch Holdings Ltd
EUR 625,000	1.500%, 1/31/24	594,312
	iliad SA
EUR 1,500,000	0.750%, 2/11/24	1,388,882
	LCPR Senior Secured Financing DAC
540,000	6.750%, 10/15/27	448,942
	Matterhorn Telecom SA
EUR 1,600,000	3.125%, 9/15/26	1,374,025
	PLT VII Finance SARL
EUR 475,000	4.625%, 1/5/26	418,935
	PPF Telecom Group BV
EUR 1,600,000	3.500%, 5/20/24	1,530,252
EUR 3,200,000	2.125%, 1/31/25	2,902,003
	Rogers Communications Inc
844,000	2.950%, 3/15/25	804,706
	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
359,375	4.738%, 9/20/29	354,445
	Telecom Italia SPA
EUR 750,000	2.500%, 7/19/23	724,593
EUR 1,000,000	4.000%, 4/11/24	949,626
1,430,000	5.303%, 5/30/24	1,352,762
	T-Mobile USA Inc
1,180,000	3.500%, 4/15/25	1,129,029
2,510,000	2.250%, 2/15/26	2,249,412
		23,021,891
Transportation Excluding Air/Rail: 2.1%
	Aeroporti di Roma SPA
GBP 900,000	5.441%, 2/20/23	1,002,631
	Autostrade per l’Italia SPA
EUR 3,200,000	1.750%, 2/1/27	2,637,507
	DP World Crescent Ltd
500,000	3.908%, 5/31/23	496,250
	Firstgroup PLC
GBP 1,375,000	6.875%, 9/18/24	1,514,631
	Gatwick Funding Ltd
GBP 1,700,000	5.250%, 1/23/26	1,859,048
GBP 200,000	6.125%, 3/2/28 [1]	214,760
	GXO Logistics Inc
2,175,000	1.650%, 7/15/26	1,780,023
	Heathrow Funding Ltd
GBP 1,125,000	7.125%, 2/14/24	1,239,160
GBP 350,000	5.225%, 2/15/25	389,644
	Pelabuhan Indonesia Persero PT
200,000	4.250%, 5/5/25	193,142
	Q-Park Holding I BV
EUR 1,500,000	1.500%, 3/1/25	1,279,688
	Stagecoach Group PLC
GBP 650,000	4.000%, 9/29/25	656,414
		13,262,898
Utilities: 1.1%
	Abu Dhabi National Energy
400,000	4.375%, 4/23/25 [3,5,6]	393,330
	Adani Green Energy Up
950,000	6.250%, 12/10/24 [3,5,6]	867,588
	Drax Finco PLC
EUR 200,000	2.625%, 11/1/25	174,811
	Hero Asia Investment Ltd
200,000	1.500%, 11/18/23	192,185
	Tabreed Sukuk Spc Ltd
750,000	5.500%, 10/31/25	756,873
	Thames Water Utilities Finance PLC
GBP 1,271,000	2.375%, 5/3/23	1,388,281
	Vena Energy Capital Pte Ltd
3,300,000	3.133%, 2/26/25	3,040,679
		6,813,747
TOTAL CORPORATE BONDS
(Cost $558,151,774)		498,154,953

FOREIGN GOVERNMENT NOTES/BONDS: 1.6%
Automotive & Auto Parts: 0.4%
	RCI Banque SA
EUR 2,200,000	1.375%, 3/8/24	2,084,342
	Valeo
EUR 700,000	1.500%, 6/18/25	634,243
		2,718,585
Banking: 0.2%
	Hamburg Commercial Bank AG
EUR 1,400,000	0.500% (3 Month EURIBOR + 0.900%), 9/22/26 [1]	1,169,988

Diversified Financial Services: 0.3%
	Aareal Bank AG
EUR 2,100,000	4.500%, 7/25/25	2,027,580

Homebuilders/Real Estate: 0.3%
	Kojamo Oyj
EUR 2,000,000	1.625%, 10/17/23	1,919,885

Hotels: 0.4%
	Accor SA
EUR 2,900,000	3.000%, 2/4/26	2,637,139

TOTAL FOREIGN GOVERNMENT NOTES/BONDS
(Cost $11,048,611)		10,473,177

COLLATERALIZED LOAN OBLIGATIONS: 1.6%
Collaterised Debt Obligations: 1.6%
	Ares European CLO XV DAC
EUR 750,000	0.950% (3 Month EURIBOR + 0.950%), 1/15/36 [1]	682,757
	Aurium CLO IX DAC
EUR 500,000	0.950% (3 Month EURIBOR + 0.950%), 10/28/34 [1]	452,480
	Aurium Clo VIII DAC
EUR 780,000	1.968% (3 Month EURIBOR + 0.850%), 6/23/34 [1]	711,447
	Barings Euro CLO 2019-1 DAC
EUR 500,000	0.960% (3 Month EURIBOR + 0.960%), 10/15/34 [1]	452,749
	Capital Four CLO III DAC
EUR 1,000,000	1.020% (3 Month EURIBOR + 1.020%), 10/15/34 [1]	915,615
	Carlyle Global Market Strategies Euro CLO 2015-1 DAC
EUR 500,000	0.962% (3 Month EURIBOR + 0.960%), 1/16/33 [1]	471,393
	CVC Cordatus Loan Fund VIII DAC
EUR 1,000,000	0.850% (3 Month EURIBOR + 0.850%), 7/15/34 [1]	912,176
	Dunedin Park CLO DAC
EUR 500,000	1.371% (3 Month EURIBOR + 0.980%), 11/20/34 [1]	456,535
	Euro-Galaxy VII CLO DAC
EUR 750,000	0.975% (3 Month EURIBOR + 0.830%), 7/25/35 [1]	687,898
	Hayfin Emerald CLO I DAC
EUR 1,000,000	0.822% (3 Month EURIBOR + 0.820%), 4/17/34 [1]	920,816
	Hayfin Emerald CLO X DAC
EUR 750,000	–% (3 Month EURIBOR + 1.695%), 4/15/35 [1,6]	703,254
	Penta CLO 7 DAC
EUR 500,000	1.095% (3 Month EURIBOR + 0.950%), 1/25/33 [1]	467,720
	RRE 2 Loan Management DAC
EUR 500,000	0.860% (3 Month EURIBOR + 0.860%), 7/15/35 [1]	459,513
	RRE 6 Loan Management DAC
EUR 500,000	0.870% (3 Month EURIBOR + 0.870%), 4/15/35 [1]	461,314
	St Paul’s CLO IX DAC
EUR 500,000	0.987% (3 Month EURIBOR + 0.940%), 7/20/35 [1]	450,941
	Tikehau CLO II DAC
EUR 800,000	1.753% (3 Month EURIBOR + 0.990%), 9/7/35 [1]	729,274
		9,935,882
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $12,576,301)		9,935,882

CONVERTIBLE BONDS: 2.9%
Banking: 1.9%
	Abanca Corp Bancaria SA
EUR 700,000	6.125% (5 Year Swap Rate EUR + 5.927%), 1/18/29 [1,7]	672,453
	Australia & New Zealand Banking Group Ltd
EUR 800,000	1.125% (5 Year Swap Rate EUR + 1.400%), 11/21/29 [1,7]	721,842
	Barclays PLC
EUR 3,800,000	2.000% (5 Year Swap Rate EUR + 1.900%), 2/7/28 [1,7]	3,667,829
	Luminor Bank AS
EUR 1,500,000	5.000% (3 Month EURIBOR + 3.760%), 8/29/24 [1]	1,465,727
	National Australia Bank Ltd
GBP 500,000	1.699% (GUKG5 + 1.400%), 9/15/31 [1,7]	434,112
	Standard Chartered PLC
2,310,000	5.200%, 1/26/24 [3,5,6]	2,286,529
	Swedbank AB
EUR 3,000,000	1.500% (5 Year Swap Rate EUR + 1.280%), 9/18/28 [1,7]	2,847,288
		12,095,780
Diversified Financial Services: 1.0%
	Credit Suisse AG
6,525,000	6.500%, 8/8/23	6,458,380

TOTAL CONVERTIBLE BONDS
(Cost $20,149,695)		18,554,160

Principal Amount†		Value
BANK LOANS: 2.3%
Airlines: 0.1%
	British Airways TL
GBP 700,000	4.750% (6 Months LIBOR + 4.65%), 2/21/26 [1,2,3]	705,329

Broadcasting: 0.1%
	Gray Television TL D
669,938	5.564% (1 Month LIBOR + 3%), 12/1/28 [1,2]	652,291

Capital Goods: 0.1%
	Ali Group TL B (Welbilt)
481,556	5.149% (1 Month SOFR + 2%), 12/20/28 [1,2]	465,785

Chemicals: 0.3%
	Colouroz Midco (Flint Group) TL 1L
EUR 984,182	5.000% (3 Months EurlBOR + 4.25%), 9/7/23 [1,2]	805,997
	LSF11 Skyscraper Performance (EUR) TL B4
EUR 1,000,000	4.693% (3 Months EurlBOR + 3.5%), 9/30/27 [1,2]	940,355
		1,746,352
Diversified Financial Services: 0.1%
	Citadel Securities TL B (01/21)
485,057	5.649% (1 Month SOFR + 2.5%), 2/2/28 [1,2]	472,348
	Trans Union TL
410,147	5.365% (1 Month LIBOR + 2.25%), 12/1/28 [1,2]	398,101
		870,449
Environmental: 0.2%
	Clean Harbors TL (9/21)
372,188	4.524% (1 Month LIBOR + 2%), 10/8/28 [1,2]	370,250
	Covanta Holding Corporation TL B
598,560	5.615% (1 Month LIBOR + 2.5%), 11/30/28 [1,2]	581,941
	Covanta Holding Corporation TL C
48,432	5.615% (1 Month LIBOR + 2.5%), 11/30/28 [1,2]	47,088
		999,279
Healthcare: 0.2%
	Elanco Animal Health TL B
454,546	4.314% (1 Month LIBOR + 1.75%), 8/1/27 [1,2]	433,193
	ICON Luxembourg TL B
219,462	5.938% (3 Months LIBOR + 2.25%), 7/1/28 [1,2]	215,005
	PRA Health Sciences (Indigo Merger) TL B
59,853	5.938% (3 Months LIBOR + 2.25%), 7/1/28 [1,2]	58,637
	Ramsay TL B 2027
EUR 750,000	2.925% (3 Months EurlBOR + 2.8%), 4/22/27 [1,2]	703,796
		1,410,631
Services: 0.6%
	Assystem New TL B
EUR 3,000,000	6.108% (6 Months EurlBOR + 4.25%), 9/28/24 [1,2]	2,516,965
	Fugue Finance TL (Nord Anglia/Bach Fin)
EUR 1,000,000	3.742% (3 Months EurlBOR + 3.25%), 9/1/24 [1,2]	917,362
	Summer (BC) Bidco ADDITIONAL B2 TL (6/21)
198,000	8.174% (3 Months LIBOR + 4.5%), 12/4/26 [1,2]	187,110
		3,621,437
Technology: 0.1%
	GFK TL B (4/21)
EUR 800,000	4.693% (3 Months EurlBOR + 3.5%), 5/10/28 [1,2]	761,300

Telecommunications: 0.2%
	WP/AP Telcom TL (EUR)
EUR 1,750,000	4.150% (3 Months EurlBOR + 4%), 3/31/29 [1,2]	1,617,639

Transportation Excluding Air/Rail: 0.3%
	First Student Bidco TL B (First Transit)
381,088	5.232% (3 Months LIBOR + 3%), 7/21/28 [1,2]	353,758
	First Student Bidco TL C (First Transit)
141,733	5.232% (3 Months LIBOR + 3%), 7/21/28 [1,2]	131,569
	Silk Bidco TL B (Hurtigruten)
EUR 2,000,000	4.908% (6 Months EurlBOR + 4%), 2/22/25 [1,2]	1,628,102
		2,113,429
TOTAL BANK LOANS
(Cost $18,313,943)		14,963,921

TOTAL INVESTMENTS IN SECURITIES: 86.3%
(Cost $620,240,324)		552,082,093
Other Assets in Excess of Liabilities: 13.7%		87,100,863
TOTAL NET ASSETS: 100.0%		$639,182,956

†	In USD unless otherwise indicated.
CMT	Constant Maturity Treasury Rate
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great Britain Pound
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind - represents the security may pay interest in additional par.
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
EUSA1	1 Year Swap Rate - EUR
GUKG5	United Kingdom Government Bonds 5 Year

[1]	Variable rate security; rate shown is the rate in effect on September 30, 2022. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Denotes investments purchased on a when-issued or delayed delivery basis.
[4]	Perpetual call date security. Date shown is next call date.
[5]	All or a portion of the loan may be unfunded.
[6]	Zero coupon security.
[7]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on September 30, 2022. An index may have a negative rate. Interest rate may also be subject to a cap or floor.

Summary of Fair Value Exposure at September 30, 2022 (Unaudited)

The Muzinich Low Duration Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$498,154,953	$–	$498,154,953
Foreign Government Notes/Bonds	–	10,473,177	–	10,473,177
Collateralized Loan Obligations	–	9,935,882	–	9,935,882
Convertible Bonds	–	18,554,160	–	18,554,160
Bank Loans	–	14,258,592	705,329	14,963,921
Total Assets	$–	$550,565,034	$705,329	$552,082,093
Other Financial Instruments[1]:
Forwards	$–	$7,565,466	$–	$7,565,466
Futures	$1,484,889	$–	$–	$1,484,889
Total Other Financial Instruments	$1,484,889	$7,565,466	$–	$9,050,355

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.

Muzinich Low Duration Fund
SCHEDULE OF FUTURES CONTRACTS at SEPTEMBER 30, 2022 (Unaudited)

The Fund had the following futures contracts outstanding with ADM.

			Unrealized
	Number of	Notional	Appreciation	Notional
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value

EURO-BOBL FUTURE Dec22	164	$(19,447,236)	$200,107	$(19,639,000)
EURO-SCHATZ FUT Dec22	664	(69,984,042)	246,342	(71,157,560)
US 2YR NOTE (CBT) Dec22	315	(65,736,487)	1,038,440	(64,698,047)

		$(155,167,765)	$1,484,889	$(155,494,607)

CBT - Chicago Board of Trades

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2022 (Unaudited)

The Muzinich Low Duration Fund (the “Fund”) had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

		U.S. Dollar Value at		U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered	September 30, 2022	Currency to be Received	September 30, 2022	(Depreciation)
10/18/2022	EUR 2,000,000	$1,962,585	USD 2,011,272	$2,011,272	$48,687
10/18/2022	EUR 30,000,000	29,438,775	USD 30,136,470	30,136,470	697,695
10/18/2022	EUR 75,000,000	73,596,938	USD 75,862,425	75,862,425	2,265,487
10/18/2022	EUR 3,000,000	2,943,878	USD 3,066,303	3,066,303	122,425
10/18/2022	EUR 1,000,000	981,293	USD 1,003,904	1,003,904	22,611
10/18/2022	EUR 20,000,000	19,625,850	USD 20,065,960	20,065,960	440,110
10/18/2022	EUR 25,000,000	24,532,313	USD 25,077,825	25,077,825	545,512
10/18/2022	EUR 30,000,000	29,574,453	USD 29,085,450	29,085,450	(489,003)
10/18/2022	GBP 31,800,000	35,520,502	USD 37,874,531	37,874,531	2,354,029
10/18/2022	GBP 5,000,000	5,584,985	USD 5,809,185	5,809,185	224,200
10/18/2022	GBP 1,000,000	1,116,997	USD 1,210,030	1,210,030	93,033
10/18/2022	USD 3,680,232	3,680,232	GBP 3,000,000	3,350,991	(329,241)
10/18/2022	GBP 500,000	558,498	USD 606,916	606,916	48,418
12/13/2022	EUR 79,200,000	78,076,556	USD 79,598,059	79,598,059	1,521,503
		$307,193,855		$314,759,321	$7,565,466